Total Equity - Other Components of Equity (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Other Components of Equity
Equity at beginning of period	€ 26,397		€ 26,380	€ 23,295	€ 19,534
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(2,816)		(2,816)	777	1,980
Equity at end of period	25,540	$ 30,704	25,540	26,397	23,295
Other Components of Equity
Other Components of Equity
Equity at beginning of period	3,345			2,561	564
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(2,838)			785	1,997
Equity at end of period	508		508	3,345	2,561
Exchange differences
Other Components of Equity
Equity at beginning of period	3,062			2,222	362
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(2,732)			839	1,861
Equity at end of period	330		330	3,062	2,222
Available-for-sale financial assets
Other Components of Equity
Equity at beginning of period	292			336	211
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(135)			(43)	125
Equity at end of period	157		157	292	336
Reserve of cash flow hedges [member]
Other Components of Equity
Equity at beginning of period	(8)			3	(8)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	29			(11)	11
Equity at end of period	€ 21		€ 21	€ (8)	€ 3